Financial Information of Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenues	¥ 1,341,651		¥ 1,055,764		¥ 964,779
Interest expense	82,859		100,966		109,872
Depreciation and amortization	206,640		177,280		164,185
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	13,834		10,016		19,186
Write-downs of long-lived assets	23,421		17,896		15,167
Increase in policy liabilities	28,429		20,990		6,421
Discontinued operations	12,182	[1]	(179)	[1]	1,775	[1]
Segment profits	193,991		119,058		85,901
Segment assets	9,069,392		8,439,710		8,332,830
Investment in Affiliates	314,300		326,732
Operating Segment
Segment Reporting Information [Line Items]
Revenues	1,332,919		1,039,135		947,635
Interest revenue	121,450		131,280		113,940
Interest expense	58,666		55,280		61,328
Depreciation and amortization	196,682		171,669		158,659
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	13,241		10,386		17,642
Write-downs of long-lived assets	19,311		14,126		13,615
Increase in policy liabilities	28,429		20,990		6,421
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	84,582		22,142		5,490
Discontinued operations	9,174		4,028		1,184
Segment profits	293,562		197,329		142,694
Segment assets	7,281,355		6,382,654		6,123,874
Long-lived assets	1,777,995		1,696,461		1,605,777
Expenditures for long-lived assets	352,555		295,471		214,660
Investment in Affiliates	314,290		326,557		331,707
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues	76,877		76,128		76,393
Interest revenue	15,250		17,946		20,242
Interest expense	8,594		10,181		10,336
Depreciation and amortization	3,170		2,610		3,738
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(974)		331		2,461
Write-downs of long-lived assets	0		0		793
Increase in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	792		1,145		687
Discontinued operations	0		0		475
Segment profits	24,874		25,932		22,989
Segment assets	992,078		943,295		946,468
Long-lived assets	26,665		27,485		27,132
Expenditures for long-lived assets	3,505		1,943		909
Investment in Affiliates	18,909		18,020		16,842
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	251,366		234,651		228,007
Interest revenue	12		15		2
Interest expense	3,687		3,624		3,609
Depreciation and amortization	117,357		106,254		98,495
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	363		(77)		(173)
Write-downs of long-lived assets	1,292		0		0
Increase in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	152		176		146
Discontinued operations	0		0		0
Segment profits	37,062		34,913		33,253
Segment assets	622,009		549,300		490,869
Long-lived assets	433,342		381,746		327,386
Expenditures for long-lived assets	176,952		160,420		126,779
Investment in Affiliates	1,718		1,459		880
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	198,450		215,212		222,631
Interest revenue	3,789		9,062		10,729
Interest expense	8,812		12,083		15,213
Depreciation and amortization	19,200		18,369		17,574
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,079		(449)		2,988
Write-downs of long-lived assets	16,958		12,075		11,311
Increase in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	4,709		(631)		1,321
Discontinued operations	8,832		3,662		1,608
Segment profits	17,956		5,582		1,349
Segment assets	962,404		1,133,170		1,390,518
Long-lived assets	773,146		864,754		977,102
Expenditures for long-lived assets	32,056		22,276		22,945
Investment in Affiliates	62,504		73,141		84,697
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Revenues	178,532		121,933		73,293
Interest revenue	17,258		22,573		21,716
Interest expense	3,939		4,469		5,759
Depreciation and amortization	2,760		2,110		1,742
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,615		5,532		7,427
Write-downs of long-lived assets	15		1,723		713
Increase in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	68,216		7,251		7,033
Discontinued operations	383		(841)		(3,309)
Segment profits	94,111		34,937		15,983
Segment assets	565,740		444,315		471,923
Long-lived assets	71,403		49,441		33,964
Expenditures for long-lived assets	22,428		1,200		507
Investment in Affiliates	76,734		65,713		61,469
Operating Segment | Retail
Segment Reporting Information [Line Items]
Revenues	211,468		188,695		160,071
Interest revenue	50,381		45,854		29,041
Interest expense	5,592		6,674		7,195
Depreciation and amortization	12,644		10,631		8,916
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	3,485		2,611		1,128
Write-downs of long-lived assets	0		0		0
Increase in policy liabilities	28,429		20,990		6,421
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	3,920		4,680		(9,996)
Discontinued operations	238		632		1,749
Segment profits	49,871		43,209		19,352
Segment assets	2,166,986		1,994,140		1,742,906
Long-lived assets	76,491		92,817		44,986
Expenditures for long-lived assets	195		206		14
Investment in Affiliates	10,971		25,205		79,255
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Revenues	416,226		202,516		187,240
Interest revenue	34,760		35,830		32,210
Interest expense	28,042		18,249		19,216
Depreciation and amortization	41,551		31,695		28,194
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	5,673		2,438		3,811
Write-downs of long-lived assets	1,046		328		798
Increase in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	6,793		9,521		6,299
Discontinued operations	(279)		575		661
Segment profits	69,688		52,756		49,768
Segment assets	1,972,138		1,318,434		1,081,190
Long-lived assets	396,948		280,218		195,207
Expenditures for long-lived assets	117,419		109,426		63,506
Investment in Affiliates	¥ 143,454		¥ 143,019		¥ 88,564

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥3,609 million, ¥6,789 million and ¥14,600 million in fiscal 2012, 2013 and 2014, respectively.